Offerings - Offering: 1	Dec. 05, 2025 USD ($) shares $ / shares Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	444,000
Proposed Maximum Offering Price per Unit | $ / shares	147.74
Maximum Aggregate Offering Price	$ 65,596,560
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 9,058.88
Offering Note
(1)    This registration statement covers a total of 444,000 shares of common stock, par value $0.001 per share (the “Common Stock”), of Paylocity Holding Corporation (the “Registrant”) reserved for issuance under the Registrant’s Amended and Restated 2023 Equity Incentive Plan (the “Plan”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock that become issuable under the Plan, as may be amended from time to time, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.
(2)    Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for the purpose of calculating the registration fee on the basis of $147.74 per share of Common Stock, which represents the average of the high and low price per share of the Registrant’s Common Stock on December 1, 2025 as reported on the Nasdaq Global Select Market.